DERIVATIVES (Tables)	12 Months Ended
Oct. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments	The aggregated notional amounts by currency and designation as of October 31, 2018 were as follows:

	Derivatives in Cash Flow Hedging Relationships	Derivatives Not Designated as Hedging Instruments
	Forward Contracts	Forward Contracts
Currency	Buy/(Sell)	Buy/(Sell)
	(in millions)
Euro	$14	$95
British Pound	—	(28)
Singapore Dollar	15	1
Malaysian Ringgit	79	1
Japanese Yen	(86)	(1)
Other currencies	3	6
	$25	$74

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value	The gross fair values and balance sheet presentation of derivative instruments held as of October 31, 2018 and 2017 were as follows:

Fair Values of Derivative Instruments
Asset Derivatives			Liability Derivatives
	Fair Value			Fair Value
Balance Sheet Location	October 31, 2018	October 31, 2017	Balance Sheet Location	October 31, 2018	October 31, 2017
(in millions)
Derivatives designated as hedging instruments:
Cash flow hedges
Foreign exchange contracts
Other current assets	$5	$5	Other accrued liabilities	$4	$—

Derivatives not designated as hedging instruments:
Foreign exchange contracts
Other current assets	1	1	Other accrued liabilities	2	1
Total derivatives	$6	$6		$6	$1

Derivative Instruments, Gain (Loss)
The effect of derivative instruments for foreign exchange contracts designated as hedging instruments and not designated as hedging instruments in our consolidated statement of operations was as follows:

	2018	2017	2016
	(in millions)
Derivatives designated as hedging instruments:
Cash flow hedges
Foreign exchange contracts:
Gain (loss) recognized in accumulated other comprehensive income	$—	$6	$(7)
Gain (loss) reclassified from accumulated other comprehensive income into cost of products	$4	$(1)	$(12)
Derivatives not designated as hedging instruments:
Gain (loss) recognized in other income (expense), net	$4	$6	$(10)